Stock Options, Stock Purchase Plan and Warrants - Summarizes Information About Our Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding number of options	4,012,096
Weighted average remaining contractual life outstanding	2 years 3 months 18 days
Outstanding average exercise price	$ 2.04
Weighted average remaining contractual life exercisable	1 year 7 months 6 days
Exercisable, number of options	2,379,378
Exercisable, average exercise Price	$ 1.27
Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 0.00
Price Range, Maximum	$ 0.5
Outstanding number of options	105,000
Weighted average remaining contractual life outstanding	1 year 3 months 18 days
Outstanding average exercise price	$ 0.49
Weighted average remaining contractual life exercisable	1 year 3 months 18 days
Exercisable, number of options	105,000
Exercisable, average exercise Price	$ 0.49
Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 0.51
Price Range, Maximum	$ 1.0
Outstanding number of options	1,007,000
Weighted average remaining contractual life outstanding	1 year 2 months 12 days
Outstanding average exercise price	$ 0.80
Weighted average remaining contractual life exercisable	1 year 2 months 12 days
Exercisable, number of options	1,007,000
Exercisable, average exercise Price	$ 0.80
Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 1.01
Price Range, Maximum	$ 1.5
Outstanding number of options	833,096
Weighted average remaining contractual life outstanding	1 year 6 months
Outstanding average exercise price	$ 1.40
Weighted average remaining contractual life exercisable	1 year 6 months
Exercisable, number of options	671,596
Exercisable, average exercise Price	$ 1.39
Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 1.51
Price Range, Maximum	$ 3.0
Outstanding number of options	973,000
Weighted average remaining contractual life outstanding	2 years 2 months 12 days
Outstanding average exercise price	$ 1.74
Weighted average remaining contractual life exercisable	2 years 2 months 12 days
Exercisable, number of options	499,041
Exercisable, average exercise Price	$ 1.73
Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 3.01
Price Range, Maximum	$ 4.0
Outstanding number of options	674,500
Weighted average remaining contractual life outstanding	3 years 9 months 18 days
Outstanding average exercise price	$ 3.66
Weighted average remaining contractual life exercisable	3 years 4 months 24 days
Exercisable, number of options	96,741
Exercisable, average exercise Price	$ 3.80
Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 4.01
Price Range, Maximum	$ 5.0
Outstanding number of options	379,500
Weighted average remaining contractual life outstanding	4 years 9 months 18 days
Outstanding average exercise price	$ 4.72
Weighted average remaining contractual life exercisable	0 years
Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, Minimum	$ 5.01
Price Range, Maximum	$ 6.0
Outstanding number of options	40,000
Weighted average remaining contractual life outstanding	4 years 8 months 12 days
Outstanding average exercise price	$ 5.44
Weighted average remaining contractual life exercisable	0 years